Financial risk and capital management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk and capital management [Abstract]
Maturity profile, based on undiscounted contractual cash flows
	At 31 December
	2020			2019
(in USD million)	Non-derivative financial liabilities	Lease liabilities	Derivative financial liabilities	Non-derivative financial liabilities	Lease liabilities	Derivative financial liabilities

Year 1	13,388	1,220	1,262	13,388	1,210	204
Year 2 and 3	5,528	1,598	75	4,370	1,483	606
Year 4 and 5	6,489	772	264	6,238	673	175
Year 6 to 10	12,401	752	269	8,449	892	479
After 10 years	14,614	162	425	10,567	349	370

Total specified	52,421	4,504	2,294	43,012	4,607	1,835

Credit risk exposure, internal credit grades [text block]
(in USD million)	Non-current financial receivables	Trade and other receivables	Non-current derivative financial instruments	Current derivative financial instruments

At 31 December 2020
Investment grade, rated A or above	211	1,954	1,850	465
Other investment grade	24	2,288	478	287
Non-investment grade or not rated	262	3,176	148	134

Total financial assets	497	7,418	2,476	886

At 31 December 2019
Investment grade, rated A or above	682	2,089	962	201
Other investment grade1)	80	2,409	358	270
Non-investment grade or not rated1)	296	2,876	44	107

Total financial assets	1,057	7,374	1,365	578

Disclosure of Capital Management
	At 31 December
(in USD million)	2020	2019

Net interest-bearing debt adjusted, including lease liabilities (ND1)	20,121	17,219
Net interest-bearing debt adjusted (ND2)	15,716	12,880
Capital employed adjusted, including lease liabilities (CE1)	54,012	58,378
Capital employed adjusted (CE2)	49,608	54,039

Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	37.3%	29.5%

Net debt to capital employed adjusted (ND2/CE2)	31.7%	23.8%